Net income (loss) per unit (Tables)	6 Months Ended	12 Months Ended
	Jul. 03, 2021	Dec. 31, 2020
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Schedule of Earnings Per Share
The following table sets forth the computation of basic and diluted loss per share of Class A common stock for the period following the Transactions (amounts in thousands, except share and per share data):

	Three Months Ended July 3, 2021	February 16, 2021 through July 3, 2021
Numerator:
Net loss	$(10,780)	$(12,229)
Net loss attributable to noncontrolling interests	6,654	7,062

Net loss attributable to Bioventus Inc. Class A common stockholders	$(4,126)	$(5,167)

Denominator:
Weighted-average shares of Class A common stock outstanding - basic and diluted	41,805,347	41,802,840

Net loss per share of Class A common stock, basic and diluted	$(0.10)	$(0.12)

Bio Ventus LLC [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Schedule of Earnings Per Share
The following table presents the computation of basic and diluted net income (loss) per unit for the years ended December 31 as follows:

	2020	2019	2018
Net income from continuing operations	$14,722	$8,113	$4,443
Loss attributable to noncontrolling interest	1,689	553	—

	$16,411	$8,666	$4,443

Net income from continuing operations attributable to unit holders	$16,411	$8,666	$4,443
Accumulated and unpaid preferred distributions	(6,133)	(5,955)	(5,781)
Net income allocated to participating shareholders	(5,895)	(1,555)	—

Net income (loss) from continuing operations attributable to common unit holders	4,383	1,156	(1,338)
Loss from discontinued operations, net of tax	—	1,815	16,650

Net income (loss) attributable to common unit holders	$4,383	$(659)	$(17,988)

Net income (loss) per unit attributable to common unit holders - basic and diluted
Net income (loss) from continuing operations	$0.89	$0.24	$(0.27)
Loss from discontinued operations, net of tax	—	0.37	3.40

Net income (loss) attributable to common unit holders	$0.89	$(0.13)	$(3.67)

Weighted average common units outstanding, basic and diluted	4,900,000	4,900,000	4,900,000